Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) - Reconciliation of VOBA (Details) - USD ($) $ in Millions	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017
Movement in Present Value of Future Insurance Profits [Roll Forward]
Unamortized balance at beginning of period	$ 358.1	$ 413.4	$ 457.6	$ 413.4
Adjustments related to realized (gains) losses	(1.6)	(0.2)	4.5	(11.9)
Amortization — excluding unlocking	(21.6)	(22.3)	(40.7)	(41.8)
Amortization — impact of unlocking	(2.1)	(4.1)	(8.0)	(1.6)
Unamortized balance at end of period	332.8	386.8	413.4	358.1
Accumulated effect of net unrealized (gains) losses	62.5	(70.8)	(16.1)	(48.1)
Balance at end of period	$ 395.3	$ 316.0	$ 397.3	$ 310.0